Average Annual Total Returns - Class I2 - Transamerica US Growth	I2 1 Year	I2 5 Years	I2 10 Years	I2 Inception Date	I2 Return After Taxes on Distributions 1 Year	I2 Return After Taxes on Distributions 5 Years	I2 Return After Taxes on Distributions 10 Years	I2 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	I2 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	I2 Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years		Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	36.38%	20.48%	15.47%	Nov. 13, 2009	33.55%	18.18%	13.46%	23.52%	16.10%	12.33%	38.49%	[1]	21.00%	[1]	17.21%	[1]

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